PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 3,548	$ 1,885
Hedging transaction asset	1,465	2,574
Prepaid expenses	8,468	5,293
Other current assets	5,730	2,187
Total prepaid expenses and other current assets	$ 19,211	$ 11,939	$ 8,501	$ 19,246